Document and Entity Information	0 Months Ended
Mar. 12, 2015
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2014
Registrant Name	BBH Trust
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Mar. 12, 2015
Document Effective Date	Mar. 12, 2015
Prospectus Date	Mar. 02, 2015